ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 226,850	$ 273,298
Accrued expenses - H2020 grant		416,480
Accrued expenses - lab refurbishments	132,356	88,036
Accrued expenses - technical fees	44,755	75,160
Accrued expenses - variable rent & utilities	67,165	27,962
Accrued expenses - audit & accounting fees	250,437	27,482
Accrued expenses - other	5,879	20,985
Credit card liabilities	6,308	11,512
Payroll liabilities	126,883	114,630
Total accounts payable and accrued expenses	$ 860,633	$ 1,055,545